INVESTMENTS	12 Months Ended
Dec. 31, 2024
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
INVESTMENTS
12.a. Accounting policy
The Company and its subsidiaries hold investments in subsidiaries and jointly controlled companies.
12.a.1. Subsidiary
The consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ends when the Company ceases to exercise said control. Assets, liabilities and results of a subsidiary acquired or sold during the year are included in the consolidated financial statements from the date on which the Company obtains control until the date on which the Company ceases to exercise control over the subsidiary.
Specifically, the Company controls an investee if, and only if, it has: (i) power over the investee (that is, existing rights that guarantee it the current ability to direct the relevant activities of the investee); (ii) exposure or right to variable returns arising from its involvement with the investee; and (iii) the ability to use its power over the investee to affect the value of its returns.
There is usually a presumption that a majority of voting rights results in control. To support this presumption and when the Company has less than a majority of the voting rights of an investee, the Company considers all relevant facts and circumstances when assessing whether it has power over an investee, including: (i) the contractual agreement between the investor and other holders of voting rights; (ii) rights arising from other contractual agreements; and (iii) the Company's voting rights and potential voting rights. The Company assesses whether it exercises control over an investee if facts and circumstances indicate that there are changes in one or more of the three aforementioned control elements.
The financial statements of investees are prepared for the same reporting period of the Company. Whenever necessary, adjustments are made so that the accounting policies are in accordance with those adopted by the Company.
12.a.2. Joint control
Joint control is the contractually agreed sharing of a control, only existing when decisions about relevant activities call for unanimous agreement by the parties sharing control.
Based on the equity method, investments are recorded in balance sheets at cost plus changes after the acquisition of the equity interest. The statement of income reflects the portion of the results of operations of the investees.
Foreign exchange variations in Aliança’s equity (jointly controlled entity) are recognized in the Company’s equity in other comprehensive income (“Effects on conversion of investments abroad”, Note 24.f.). The functional and presentation currency of Aliança, the Company's investee headquartered in the Netherlands, is the Euro.
When changes are directly recognized in the investees' equity, the Company will recognize its portion in variations occurred, and record these variations in the statements of changes in equity and in the statements of comprehensive income, where applicable.
The financial statements of investees are prepared for the same reporting period of the Company. Whenever necessary, adjustments are made so that the accounting policies are in accordance with those adopted by the Company.
After the equity method is applied, the Company determines whether there is any need to recognize additional impairment of its investment in investees. At each closing date, the Company determines whether there is objective evidence of impairment of investment in the affiliate. If so, the Company calculates the recoverable amount as the difference between the recoverable value of the investees and their carrying amount and recognizes the amount in the statement of incomes.
When there is loss of significant influence over the investees, the Company evaluates and recognizes the investment, at that moment, at fair value. Any difference between the investees’ carrying amount by the time it loses significant influence and the fair value of the remaining investment and revenue from sale is recognized in the statement of incomes.
12.a.3. Business combination
Pursuant to IFRS 3, business acquisitions are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the fair values of assets acquired and liabilities assumed on the acquisition date from the acquiree's former controlling shareholders and any interests issued in exchange for control of the acquiree. Costs directly attributable to the acquisition are expensed as incurred.
Any contingent consideration to be transferred by the acquirer shall be recognized at fair value on the acquisition date. Subsequent changes in the fair value of the contingent consideration considered as an asset or liability shall be recognized in accordance with IFRS 9 in the statement income .
Goodwill is initially measured as the excess of the consideration transferred over the net assets acquired (identifiable assets acquired, net and liabilities assumed). If the consideration is less than the fair value of the net assets acquired, the difference shall be recognized as a gain in the income statement.
After initial recognition, goodwill is measured at cost, less any accumulated impairment losses. For impairment testing purposes, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the cash-generating units expected to benefit from the synergies of the combination, regardless of whether other assets or liabilities of the acquiree are attributed to those units.
When goodwill is part of a cash-generating unit and a portion of that unit is disposed of, the goodwill associated with the portion disposed of shall be included in the cost of the transaction when determining the gain or loss on disposal. Goodwill disposed of in such circumstances is determined based on the proportionate amounts of the portion disposed of in relation to the cash-generating unit retained.
In the parent company, the difference between the amount paid and the equity value of the acquired entities is recognized in investments. For the consolidated information, the amounts of fair values and goodwill are allocated according to their nature.
12.b. Information on investees
On December 31, 2024 and 2023, the Company held direct equity interests in subsidiaries and jointly controlled companies, as follows:

		Equity interests
Investees	Type of investment	31.12.2024	31.12.2023	Country (Headquarters)	Core activity
Terra Networks Brasil Ltda ("Terra Networks") - wholly and directly controlling shareholder of TIS and TLF01	Controlled	100.00%	100.00%	Brasil	Portals, content providers and other information services on the internet
Telefônica Transportes e Logística Ltda ("TGLog")	Controlled	100.00%	100.00%	Brasil	Transports and logistics
POP Internet Ltda ("POP") - wholly and directly controlling company of Recicla V and Vale Saúde Sempre	Controlled	100.00%	100.00%	Brasil	Internet
Vivo Money Fundo de Investimento em Direitos Creditórios ("Vivo Money I")	Controlled	100.00%	100.00%	Brasil	Credit Rights Investment Fund
Vivo Money Fundo de Investimento em Direitos Creditórios III ("Vivo Money III")	Controlled	100.00%	—%	Brasil	Credit Rights Investment Fund
Vivo Pay Holding Financeira Ltda ("Vivo Pay")	Controlled	100.00%	—%	Brasil	Equity participation in institutions authorized to operate by BACEN
Vivo Ventures Fundo de Investimento em Participações Multiestratégia (“Vivo Ventures”)	Controlled	98.00%	98.00%	Brasil	Investment funds
Telefônica Cloud e Tecnologia do Brasil S.A. (“CloudCo Brasil”)	Controlled	50.01%	50.01%	Brasil	Consulting in information technology
Telefônica IoT, Big Data e Tecnologia do Brasil S.A. (“IoTCo Brasil”)	Controlled	50.01%	50.01%	Brasil	Consulting in information technology
Aliança Atlântica Holding B.V. ("Aliança")	Joint control	50.00%	50.00%	Holanda	Telecommunications sector holdings
Companhia AIX de Participações ("AIX")	Joint control	50.00%	50.00%	Brasil	Operation of underground telecommunications networks
Companhia ACT de Participações ("ACT")	Joint control	50.00%	50.00%	Brasil	Operation of underground telecommunications networks
VivaE Educação Digital S.A. ("VIVAE")	Joint control	50.00%	50.00%	Brasil	Training in professional and managerial development
GUD Comercializadora de Energia S.A. ("GUD")	Joint control	50.00%	—%	Brasil	Generation and commercialization of customized solutions in renewable energy
FiBrasil Infraestrutura e Fibra Ótica S.A. (“FiBrasil”)	Joint control	25.01%	25.01%	Brasil	Technical advice on telecommunications networks
Investments made by Vivo Ventures in 2024
•On May 14, 2024, VV acquired R$25,013 of shares in Conexa Health LLC, the owner of Conexa Saúde Serviços Médicos S.A. (“Conexa”). Conexa is the leading independent telemedicine platform in Latin America and a digital health ecosystem, connecting, through technology, patients, professionals, companies and operators, democratizing access to quality healthcare. Prior to this acquisition by VV, Conexa had announced a merger with Zenklub, a digital services company for emotional health, still pending approval by competition authorities. The objective of the investment is to strengthen the Company's presence as a digital services hub, including the health and well-being business.
•On July 4, 2024, VV committed to acquiring a minority shareholding position of US$5 million (R$27,651) in CRMBonus Holding, a company that operates in Brazil through its subsidiaries (“CRMBonus”). CRMBonus is a platform that uses artificial intelligence to maximize company-customer relationships, popularizing the gift back concept in Brazil market. From the beginning of this year, one of the solutions offered by CRMBonus, the Vale Bonus, is part of the benefits offered by the Company to its customers, who receive digital money when topping-up credits or paying their bills in time, contributing to a higher customer retention. The objective of the investment is to strengthen the Company's presence as a digital services hub, by advancing innovative solutions.
•On November 1, 2024, VV acquired a minority equity interest in AGL Holding, the owner of Agrolend Sociedade de Crédito, Financiamento e Investimentos S.A. (“Agrolend”), equivalent to 0.9% of Agrolend’s total share capital (on a fully diluted basis), through a contribution of US$1.5 million (R$8,950) The acquisition value, therefore, is not considered material to VV or the Company. The Transaction is not subject to price adjustments, nor to the satisfaction of conditions precedent for its consummation. Agrolend is an agricultural fintech that provides credit to small and medium-sized rural producers in Brazil, to finance the development of agricultural production and encourage investment in inputs, equipment and technology that increase the productivity and profitability of producers. The fintech provides millions of Reais in credit to farmers annually and has the potential to boost the Company's product offering to this market, providing connectivity and solutions for better field management. The investment in Agrolend reinforces the Company's presence as a hub for digital services, by advancing innovative solutions.
•On December 10, 2024, VV converted 10,000 debentures issued by Klubi and held by it into Class C-1 preferred shares. In addition, a new contribution of R$15,000 was made, intended for the subscription of registered Class C-1 preferred shares and registered Class C-2 preferred shares with no par value.
•On December 23, 2024, VV entered into a new Simple Agreement for future equity (“SAFE”) with Lend Holding Ltd. (“Lend Holginds”) for US$3 million (R$18,226). Lend Holdings owns 100% interest in Lend do Brasil Participações Ltda. (“Lend do Brasil”) Lend do Brasil has developed a platform that allows any company to use its customers’ credit and debit card receivables as payment collateral.
Summarized information on the jointly controlled subsidiaries of the Company

	12.31.2024
Investees	Assets	Liabilities	Equity	Net operating revenue	Net profit (loss)
Aliança	297,309	2,917	294,392	–	6,968
AIX	49,834	32,105	17,729	67,521	(1,648)
ACT	46	4	42	96	–
GUD	23,460	7,664	15,796	–	(4,842)
VIVAE	21,070	3,957	17,113	6,152	(5,307)
FiBrasil	2,025,664	1,157,880	867,784	391,831	(7,745)

	12.31.2023
Investees	Assets	Liabilities	Equity	Net operating revenue	Net profit (loss)
Aliança	240,018	1,727	238,291	—	5,556
AIX	50,097	30,720	19,377	69,083	246
ACT	46	4	42	95	2
VIVAE	18,096	2,410	15,686	73	(7,697)
FiBrasil	2,019,278	1,143,749	875,529	289,097	(39,057)
12.c. Changes in investments

	Joint control	Other investments	Total investments
Balance on December 31, 2022	352,101	348	368,195
Equity income by results	(10,710)	—	(10,710)
Dividends ( AIX and ACT) (Note 19.b.)	(51)	—	(51)
Capital contribution - cash and cash equivalents (VivaE)	3,117	—	3,117
Investments by subsidiary Vivo Ventures	—	26,191	26,191
Capital transactions	23	—	23
Bonus subscription exercise (FiBrasil)	57,001	—	57,001
Other comprehensive income	(4,806)	(90)	(4,896)
Balance on December 31, 2023	396,675	26,449	438,870
Equity income by results	(4,351)	—	(4,351)
Capital contribution - cash and cash equivalents (VivaE and GUD)	13,687	—	13,687
Investments by subsidiary Vivo Ventures	—	93,633	93,633
Other comprehensive income	24,566	(21)	24,545
Balance on December 31, 2024	430,577	120,061	566,384